CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 143		$ 68
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Ordinary shares, shares issued	27,280,521	27,280,521	26,681,876	26,681,876
Ordinary shares, shares outstanding	27,280,521	27,280,521	26,681,876	26,681,876